Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

Note 8. Stockholders’ Equity

Capital Structure

On December 11, 2017, the Company was incorporated in Wyoming with 20,000,000 shares of common stock authorized with a $0.0001 par value. Effective, April 18, 2019, the Company’s authorized common stock was increased to 50,000,000 shares of common stock. The articles of incorporation also authorized 10,000 preferred shares with a $0.001 par value.

Effective March 22, 2022, the Company completed a plan and agreement of merger with Sharps Technology, Inc., a Nevada corporation (“Sharps Nevada”). Pursuant to the merger agreement, (i) the Company merged with and into Sharps Nevada, (ii) each 3.5 shares of common stock of the Company were converted into one share of common stock of Sharps Nevada and (iii) the articles of incorporation and bylaws of Sharps Nevada, became the articles of incorporation and bylaws of the surviving corporation. The Company’s authorized common stock and preferred stock increased from 50,000,000 to 100,000,000 and 10,000 to 1,000,000 shares, respectively. The par value of preferred stock decreased from $0.001 to $0.0001 per share.

In July 2024, the shareholders approved the increase of the authorized common stock from 100,000,000 to 500,000,000 which was subsequently filed as an amendment to the articles of incorporation with the state of Nevada.

Common Stock

On September 23, 2024, as noted in Note 7, in connection with the Securities Purchase Agreement and Note the Company issued 259,091 (pre reverse - 5,700,006) shares of unregistered common stock.

On May 31 and June 13, 2024, the Company entered into subscription agreements with certain institutional investors, pursuant to which the Company agreed to issue and sell to the investors 190,773 (pre reverse - 4,197,000) shares (the “Shares”) of Common Stock, par value $0.0001 per share of the Company at a price of $8.36 (pre reverse -$0.38) and received gross proceeds to the Company of $1.6M, before expenses to the placement agent and other offering expenses of $298,000 with net proceeds, after reflecting par value, have been recorded in Additional Paid in Capital of $1,296,903. The shares issued in the offering were offered at-the-market under Nasdaq rules and pursuant to the Company’s Form 1-A (the “Offering Statement”), initially filed by the Company with the Securities and Exchange Commission under the Securities Act of 1933, as amended on May 21, 2024, and qualified on May 30, 2024.

On May 30, 2024, the Company offered warrant inducements (the “Inducement Agreement”) to certain warrant holders (the “Warrant Holders”) which references the warrants registered for sale under both the registration statements on Form S-1 (file No. 333-263715) and/or the registration statement on Form S-1 (File No. 333-275011) (collectively, the “Registration Statements”) for up to a total of 499,932 (pre reverse - 10,998,524) warrants to purchase shares of the Company’s common stock, par value $0.0001 per share. Pursuant to the Inducement Agreement, the exercise price of the existing warrants was reduced from $14.08 (pre reverse -$0.64) per share to $7.26 (pre reverse -$0.33) per share. In addition, for each warrant that was exercised, as a result of the Inducement Agreement, the Company agreed to issue the Warrant Holders unregistered warrants with an exercise price of $9.90 (pre reverse - $0.45) per share (“Inducement Warrants”). In the aggregate, 260,799 (pre reverse -5,737,573) warrants were exercised as a result of the Inducement Agreement and accordingly, 260,799 Inducement Warrants were issued. The Company received gross proceeds of $1.9M before expenses to the placement agent and other expenses of $285,000. The net proceeds, after reflecting par value, has been recorded in Additional Paid in Capital of $978,955 and with respect to the Inducement Warrants, a liability under ASC 815 was recorded in the amount of $693,064. Certain outstanding warrants, with an exercise price of $14.08 (pre reverse -$0.64), were reduced to $7.26 (pre reverse -$0.33) based on anti-dilution terms in the respective warrant agreements.

The Company recorded a fair value charge in the three months and nine months ended September 30, 2024 to reflect the modification of the exercise price at the initial inducement date for the non-trading warrants relating to the February and September 2023 warrants below. (See Note 10)

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023

Note 8 Stockholders’ Equity (continued)

On September 29, 2023, the Company completed two simultaneous offerings and received aggregate gross proceeds of approximately $5.6 million, before expenses to the placement agent and other offering expenses of $716,000.

a.	The first offering, the securities purchase agreement offering (the “Shelf Offering”) with institutional investors and the Company resulted in the Company receiving net proceeds from the Shelf Offering and the sale of pre-funded of approximately $2.5 million, includes the value of the pre-funded warrants recorded in APIC, net of $362,000 in fees relating to the placement agent and other offering expenses. The Shelf Offering was priced at the market under Nasdaq rules. In connection with the Shelf Offering, the Company issued 164,478 (pre reverse -3,618,521) shares of common at a purchase price of $14.08 per unit, adjusted to $7.26 (reverse effected) at May 30, 2024, based on anti-dilution terms in the warrants and 36,636 (pre reverse -800,000) pre-funded warrants at $14.058 (pre reverse -$0.639) per pre-funded warrants. The exercise price of the pre-funded warrants will be $0.001 per share.

b.	The second offering, the securities purchase agreement offering (“Private Placement”) with institutional investors and the Company received net proceeds from the Private Placement of approximately $2.4 million, net of $354,000 in fees relating to the placement agent and other offering expense. In connection with the Private Placement, the Company issued: (i) 117,340 (pre reverse - 2,581,479) PIPE Shares (or PIPE Pre-Funded Warrants in lieu thereof) and (ii) PIPE Warrants (non-trading) to purchase 397,727 (pre reverse -8,750,003) shares of our common stock, at a combined purchase price of $23.63 (pre reverse -$1.074) per unit or $23.606 (pre reverse - $1.073) per pre-funded unit. The PIPE Warrants have a term of five and one-half (5.5) years from the issuance date and are exercisable for one share of common stock at an exercise price, after effect of the October 2024 reverse split, of $14.08 adjusted to $7.26 at May 30, 2024, based on anti-dilution terms in the warrants. See Note 8(a) Warrants below for further adjustment. The net proceeds, after reflecting par value, has been recorded in Additional Paid in Capital of $1.6 million and with respect to the PIPE Warrants recorded as a liability under ASC 815 of $985,204. On October 16, 2023, the Company filed an S-1 (Resale) Registration Statement in connection with the Private Placement and on October 26, 2023 the S-1 went effective. (See Note 10).

On February 3, 2023, the Company completed a securities purchase agreement (“Offering”) with institutional investors and received net proceeds from the Offering of approximately $3.2 million, net of $600,000 in fees relating to the placement agent and other offering expenses. The Offering was priced at the market under Nasdaq rules. In connection with the Offering, the Company issued 102,206 (pre reverse - 2,248,521) units at a purchase price of $37.18 (pre reverse - $1.69) per unit. Each unit consisted of one share of common stock and one non-tradable warrant (“Offering Warrants”) exercisable for one share of common stock at a price, after effect of the October 2024 reverse split, of $34.32, adjusted to $14.08 at September 29, 2023 and to $7.26 at May 30, 2024, based on anti-dilution terms in the warrants and a term of five years. See Note 8(a) for further adjustment. The Offering Warrants have a term of five years from the issuance date. On February 13, 2023, the Company filed an S-1 (Resale) Registration Statement in connection with the Offering and on April 14, 2023, an Amendment to the S-1 was filed and went effective. (See Note 10)

On April 13, 2022, the Company’s initial public offering (“IPO”) was declared effective by the SEC pursuant to which the Company issued and sold an aggregate of 170,454 ( pre reverse -3,750,000) units (“Units”), each consisting of one share of common stock and two warrants, to purchase one share of common stock for each whole warrant, with an initial exercise price of $ 93.50 (pre reverse -$4.25) per share, adjusted to and with the effect of reverse split October 2024, $34.32 at February 3, 2023 and to $14.08 at September 29, 2023 and to $7.26 at May 30, 2024, based on anti-dilution terms in the warrants, and a term of five years. In addition, the Company granted Aegis Capital Corp., as underwriter a 45-day over-allotment option to purchase up to 15% of the number of shares included in the units sold in the offering, and/or additional warrants equal to 15% of the number of Warrants included in the units sold in the offering, in each case solely to cover over-allotments, which the Aegis Capital Corp. partially exercised with respect to 51,136 ( pre reverse -1,125,000) warrants on April 19, 2022.

The Company’s common stock and warrants began trading on the Nasdaq Capital Market or Nasdaq on April 14, 2022. The net proceeds from the IPO, prior to payments of certain listing and professional fees were approximately $14.2 million. The net proceeds, after reflecting par value, has been recorded in Additional Paid in Capital of $9.0 million and with respect to the Warrants as a liability under ASC 815 of $5.2M. (See Note 10)

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023

Note 8. Stockholders’ Equity (continued)

Warrants

a)	In September 2024, the Company reduced the exercise price of the 230,091 (pre reverse – 5,260,000) outstanding warrants issued in February 2023 and September 2023 offerings (see below) from $7.26 (pre reverse - $0.33) to $0.0001. In connection with the reduction in the exercise price the Company recorded a modification charge of $155,703 in the three months ended September 30, 2024. At September 30, 2024, 103,685, after reverse split, warrants remain outstanding. Subsequent to September 30, 2024 such remaining warrants were exercised.

b)	In connection with the Inducement Warrants in the second quarter of 2024, the Company issued 260,799 (pre reverse - 5,737,573) non-trading Inducement Warrants as noted in Common Stock above. The Inducement Warrants are classified as a liability based on ASC 815 and require remeasurement at each reporting period. The Inducement Warrants are recorded at the FMV, computed using the Black Scholes valuation method. and , recorded a FMV gain adjustment of $293,684 (See Note 10).

c)	In connection with one-year advisory services arrangement entered into in April 2023, the Company issued an aggregate of 28,636 (pre reverse - 630,000) warrants over the one-year term, at an exercise price of $34.32 (pre reverse -$1.56) The warrants have a three-year term and were fully vested on issuance. During the three and nine months ended September 30, 2024, the Company issued 0 and 5,909 (pre reverse - 130,000) warrants with a FMV of $8,590. During the three and nine months ended September 30, 2023 the Company issued 10,227 (pre reverse - 225,000) and 16,363 (pre-reverse 360,000) warrants with a FMV of $22,470 and $42,306, respectively. The FMV of the warrants issued in the nine months ended September 30, 2024 was computed using the Black Scholes valuation model with the following assumptions: a) volatility of 33.46% to 81.62% three-year term, risk free interest rate of 4.20% to 4.25% and 0% dividend rate. The FMV of the warrants issued in the three and nine months ended September 30, 2023 was computed using the Black Scholes valuation model with the following assumptions: a) volatility of 37.45% to 44.83%, risk free interest rate of 3.58% to 4.43.% and 0% dividend rate (See Note 10).

d)	In connection with the Private Placement in September 2023, the Company issued 397,727 (pre reverse 8,750,003) non-trading PIPE Warrants as a component of the Unit as noted in Common Stock above. The PIPE Warrants are classified as a liability based on ASC 815 and require remeasurement at each reporting period. The PIPE Warrants are recorded at the FMV, computed using the Black Scholes valuation method. For the three and nine months ended September 30, 2024, the Company recorded a FMV gain (loss) adjustment of $(181,163), including the modification charge of $(148,091) and $470,721 including the modification charge of $(637,316), respectively (See Note 10).

e)	In connection with the Offering in February 2023, the Company issued 102,206 (pre reverse -2,248,521) non-trading warrants Offering Warrants as a component of the Unit as noted in Common Stock above. The Offering Warrants are classified as a liability based on ASC 815 and require remeasurement at each reporting period. The Offering Warrants were recorded at the FMV, computed using the Black Scholes valuation method. For the three and nine months ended September 30, 2024 the Company recorded FMV gain (loss) adjustments of $7,563, including a modification charge of $7,612 referred to in Note 10, and $214,019, including a modification charge of $153,640. For the three and nine months ended September 30, 2023, the Company recorded a FMV gain adjustment of $56,172 and $238,752 respectively (See Note 10).

f)	In connection with the IPO in April 2022, the Company issued 340,900 (pre reverse -7,500,000) warrants (Trading Warrants) as a component of the Units and 51,136 (pre reverse - 1,125,000) warrants to the underwriter (Overallotment Warrants), as noted in Common Stock above. The Trading and Overallotment Warrants were recorded at the FMV, being the trading price of the warrants, on the IPO effective date and the Warrants are classified as a Liability based on ASC 815. The Warrant liability requires remeasurement at each reporting period based on the trading price of the warrants. During the three and nine months ended September 30, 2024, the Company recorded an FMV gain adjustment of $198,375 and $690,001, respectively. During the three and nine months ended September 30, 2023, the Company recorded an FMV gain adjustment of $258,750 and $172,500, respectively. (See Note 10).

g)	The Company issued 10,695 (pre reverse -235,295) Warrants (“Note Warrants”) to the note holders in connection with the repayment on the IPO on April 19, 2022. The Note Warrants, which are recorded at the FMV being the trading price of the warrants, are classified as a Liability based on ASC 815. The Note Warrants require remeasurement at each reporting period. During the three and nine months ended September 30, 2024, the Company recorded a FMV gain of $5,411 and $18,822, respectively. For the three and nine months ended September 30, 2023, the Company recorded a FMV gain/(loss) adjustment of $7,059. (See Note 10).

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023

Note 8. Stockholders’ Equity (continued)

(h)	The underwriter received 8,523 (pre reverse - 187,500) warrants in connection with the IPO for a nominal cost of $11,250. The Warrants have an exercise price of $117.04 (pre reverse - $5.32) and are exercisable after October 9, 2022. The FMV at the date of issuance was $228,750 computed using the Black Scholes valuation model with the following assumptions: a) volatility of 93.47%, five-year term, risk free interest rate 2.77% and 0% dividend rate. The estimated FMV was classified as additional issuance costs.

Note 8. Stockholders’ Equity

Capital Structure

On December 11, 2017, the Company was incorporated in Wyoming with 20,000,000 shares of common stock authorized with a $0.0001 par value. Effective, April 18, 2019, the Company’s authorized common stock was increased to 50,000,000 shares of common stock. The articles of incorporation also authorized 10,000 preferred shares with a $0.001 par value.

Effective March 22, 2022, the Company completed a plan and agreement of merger with Sharps Technology, Inc., a Nevada corporation (“Sharps Nevada”). Pursuant to the merger agreement, (i) the Company merged with and into Sharps Nevada, (ii) each 3.5 shares of common stock of the Company were converted into one share of common stock of Sharps Nevada and (iii) the articles of incorporation and bylaws of Sharps Nevada, became the articles of incorporation and bylaws of the surviving corporation. The Company’s authorized common stock and preferred stock increased from 50,000,000 to 100,000,000 and 10,000 to 1,000,000 shares, respectively. The par value of preferred stock decreased from $0.001 to $0.0001 per share.

Common Stock

On September 29, 2023, the Company completed two simultaneous offerings and received aggregate gross proceeds of approximately $5.6 million, before expenses to the placement agent and other offering expenses of $716,000.

a.	The first offering, the securities purchase agreement offering (the “Shelf Offering”) with institutional investors and the Company resulted in the Company receiving net proceeds from the Shelf Offering and the sale of pre-funded warrants of approximately $2.5 million, includes the value of the pre-funded warrants recorded in Additional Paid in Capital, net of $362,000 in fees relating to the placement agent and other offering expenses. The Shelf Offering was priced at the market under Nasdaq rules. In connection with the Shelf Offering, the Company issued 3,618,521 shares of common at a purchase price of $0.64 per unit and 800,000 pre-funded warrants at $0.639 per pre-funded warrants. The exercise price of the pre-funded warrants will be $0.001 per share.

b.	The second offering, the securities purchase agreement offering (“Private Placement”) with institutional investors and the Company received net proceeds from the Private Placement of approximately $2.4 million, net of $354,000 in fees relating to the placement agent and other offering expenses. In connection with the Private Placement, the Company issued: (i) 2,581,479 PIPE Shares (or PIPE Pre-Funded Warrants in lieu thereof) and (ii) PIPE Warrants (non-trading) to purchase 8,750,003 shares of our common stock, at a combined purchase price of $1.074 per unit (or $1.073 per pre-funded unit). The PIPE Warrants have a term of five and one-half (5.5) years from the issuance date and are exercisable for one share of common stock at an exercise price of $0.64. The net proceeds, after reflecting par value, has been recorded in Additional Paid in Capital of $1.6 million and with respect to the PIPE Warrants recorded as a liability under ASC 815 of $985,204. On October 16, 2023, the Company filed an S-1 (Resale) Registration Statement in connection with the Private Placement and on October 26, 2023 the S-1 went effective. At December 31, 2023, the warrant liability is $1,036,875. (See Notes 8 and 10).

On February 3, 2023, the Company completed a securities purchase agreement (“Offering”) with institutional investors and received net proceeds from the Offering were approximately $3.2 million, net of $600,000 in fees relating to the placement agent and other offering expenses. The Offering was priced at the market under Nasdaq rules. In connection with the Offering, the Company issued 2,248,521 units at a purchase price of $1.69 per unit. Each unit consists of one share of common stock and one non-tradable warrant exercisable for one share of common stock at a price of $1.56, adjusted to $0.64 at September 29, 2023, based on anti-dilution terms in the warrants. The warrants have a term of five years from the issuance date. On February 13, 2023, the Company filed an S-1 (Resale) Registration Statement in connection with the Offering.

On April 13, 2022, the Company’s initial public offering (“IPO”) was declared effective by the SEC pursuant to which the Company issued and sold an aggregate of 3,750,000 units (“Units”), each consisting of one share of common stock and two warrants, to purchase one share of common stock for each whole warrant, with an initial exercise price of $4.25 per share and a term of five years. In addition, the Company granted Aegis Capital Corp., as underwriter a 45-day over-allotment option to purchase up to 15% of the number of shares included in the units sold in the offering, and/or additional warrants equal to 15% of the number of Warrants included in the units sold in the offering, in each case solely to cover over-allotments, which the Aegis Capital Corp. partially exercised with respect to 1,125,000 warrants on April 19, 2022.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

Note 8. Stockholders’ Equity (continued)

The Company’s common stock and warrants began trading on the Nasdaq Capital Market or Nasdaq on April 14, 2022. The net proceeds from the IPO, prior to payments of certain listing and professional fees were approximately $14.2 million. The net proceeds, after reflecting par value, has been recorded in Additional Paid in Capital of $9.0 million and with respect to the Warrants as a liability under ASC 815 of $5.2M. (See Note 10)

During the year ended December 31, 2022, the Company issued 235,000 shares of common stock at the trading stock price in connection with services provided to the Company and recorded a charge of $290,551, In addition, the Company issued 235,295 common shares relating to the Note Purchase agreement. (See Note 7)

Warrants

a) In connection with a one-year advisory services arrangement entered into in April 2023, the Company issued 495,000 warrants during the year ended December 31, 2023 at an exercise price of $1.56. The warrants have a three-year term and were fully vested on issuance. The FMV of the warrants recorded for the year end ended December 31, 2023 was $42,915 as computed using the Black Sholes valuation model. The assumptions for the year ended December 31, 2023 were: a) expected term – 3 years, b) expected volatility – 24.49% to 44.83%, c) risk free rate- 3.58% to 4.67.% and d) dividend rate – 0%.

b) In connection with the Private Placement in September 2023, the Company issued 8,750,003 non-trading PIPE Warrants as a component of the Unit as noted in Common Stock above. The PIPE Warrants were recorded at the FMV, computed using the Black Sholes valuation method. The PIPE Warrant’s liability requires remeasurement at each reporting period. The PIPE Warrants are classified as a liability based on ASC 815. At the issuance date and December 31, 2023, the liability was $985,204 and $1,036,875, respectively and for the year ended December 31, 2023 a FMV loss adjustment of $51,671 was recorded (See Note 10).

c) In connection with the Offering in February 2023, the Company issued 2,248,521 non-trading warrants Offering Warrants as a component of the Unit as noted in Common Stock above. The Offering Warrant’s liability requires remeasurement at each reporting period. The Offering Warrants were recorded at the FMV, computed using the Black Sholes valuation method. The Offering Warrants are classified as a liability based on ASC 815. At the issuance date and at December 31, 2023 the liability was $455,326 and $234,072, respectively. During the year ended December 31, 2023, the Company recorded a FMV gain adjustment of $221,254. (See Note 10).

d) In connection with the IPO in April 2022, the Company issued 7,500,000 warrants (Trading Warrants) as a component of the Units and 1,125,000 warrants to the underwriter (Overallotment Warrants), as noted in Common Stock above. The Trading and Overallotment Warrants were recorded at the FMV, being the trading price of the warrants, on the IPO effective date and the Warrants are classified as a Liability based on ASC 815. The Warrant liability requires remeasurement at each reporting period. At December 31, 2023 and 2022, the liability was $1,121,250. During years ended December 31, 2023 and 2022, the Company recorded a FMV loss (gain) adjustment of $0 and $(4,784,559), respectively (See Note 10).

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

Note 8. Stockholders’ Equity (continued)

e) The Company has issued 235,295 Warrants (“Note Warrants”) to the Purchasers of the Notes on April 19, 2022. The Note Warrants have an exercise price of $4.25 and a term of five years. At December 31,2023 and 2022, the liability was $30,588. During the years ended December 31, 2023 and 2022, the Company recorded a FMV loss (gain) of $0 and ($127,059), respectively. (See Note 10)

f) The underwriter received 187,500 warrants in connection with the IPO for a nominal cost of $11,250. The Warrants have an exercise price of $5.32 and are exercisable after October 9, 2022. The FMV at the date of issuance was $228,750 computed using the Black Sholes valuation model with the following assumptions: a) volatility of 93.47%, five-year term, risk free interest rate 2.77% and 0% dividend rate. These warrants were recorded in Equity at the estimated FMV and classified as additional issuance costs.